Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated July 31, 2018, and as currently filed with the U.S. Securities and Exchange Commission, are incorporated by reference into this Summary Prospectus. You can find the Fund’s Prospectus and other information about the Fund online at www.weitzinvestments.com/literature_and_ forms/prospectuses.fs. You can also get this information at no cost by calling 800-304-9745 or by sending an e-mail request to clientservices@ weitzinvestments.com.
Investment Objective
The investment objective of the Fund is current income consistent with the preservation of capital.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	Institutional	Investor
	Class	Class
Maximum sales charge (load)
on purchase	None	None
Maximum deferred sales charge (load)	None	None
Redemption fee	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)
	Institutional	Investor
	Class	Class
Management fees	0.40%	0.40%
Distribution (12b-1) fees	None	None
Other expenses	0.22	0.51
Total annual fund operating expenses	0.62%	0.91%
Fee waiver and/or expense
reimbursement(1)	(0.14)	(0.23)
Total annual fund operating expenses
after fee waiver and/or expense	0.48%	0.68%
reimbursement

(1) The investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) to limit the total annual fund operating expenses for Institutional Class shares and Investor Class shares to 0.48% and 0.68%, respectively, of each Class’s average daily net assets through July 31, 2019. This agreement may only be terminated by the Board of Trustees of the Fund.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year. The example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$49	$184	$332	$761
Investor Class	$69	$267	$481	$1,098

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of the portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities. These debt securities may include U.S. Government securities (including agency securities, and securities issued by government-sponsored enterprises such as Fannie Mae and Freddie Mac, including their mortgage-backed securities), corporate debt securities, other mortgage-backed securities, asset-backed securities and securities issued by foreign governments, which may include sovereign debt. The Fund may invest up to 15% of its total assets in debt securities which are unrated or which are non-investment grade (we consider investment grade to mean rated at least BBB- by one or more nationally recognized credit ratings firms) (non-investment grade securities are commonly referred to as “junk bonds”); however, U.S. Government securities, as described above, even if unrated, do not count toward this 15% limit. The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. These derivative instruments will count toward the Fund’s 80% policy only if they have economic characteristics similar to the securities included within that policy. The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. We select debt securities whose yield is sufficiently attractive in view of the risks of ownership. In deciding whether the Fund should invest in particular debt securities, we consider a number of factors such as the price, coupon and yield-to-maturity, as well as the credit quality of the issuer. We review the terms of the debt security, including subordination, default, sinking fund, and early redemption provisions.
The Fund may invest in debt securities of all maturities, but expects to maintain an average effective duration between one to three and a half years. The average effective duration of the Fund’s portfolio as of June 30, 2018 was 1.9 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund’s overall portfolio (or an individual debt security), the more sensitive its market price will be to changes in interest rates. For example, if interest rates increase by 1%, the market price of a debt security with a duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in interest rates will generally result in an increase of approximately 3% of that security’s market price.
The Fund may also invest in common stocks, preferred stocks and securities convertible into stocks.
If we determine that circumstances warrant, a greater portion of the Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high-quality debt securities. In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.
Principal Investment Risks
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:
•	Market Risk As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors. You may lose money if you invest in the Fund.

•
Interest Rate Risk The market value of debt securities is significantly affected by changes in interest rates. When interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up. Interest rates are currently low by historical standards. In the past few years, the Board of Governors of the Federal Reserve System (the “Fed”) has gradually raised the “federal funds rate,” and the Fed has indicated that additional increases to this rate are likely. During periods of rising interest rates, the Fund is subject to heightened levels of interest rate risk. Interest rate increases may have sudden and unpredictable effects on the markets and the Fund’s investments. Debt securities with longer durations tend to be more sensitive to changes in interest rates, often making them more volatile in response to interest rate changes than debt securities with shorter durations.

•
Credit Risk When a debt security is purchased, its anticipated yield is dependent on the timely payment by the issuer of each installment of interest and principal. Lower-rated debt securities can have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to a weakened capacity to make principal and interest payments than is the case with investment grade securities.

•	Non-Investment Grade Debt (Junk Bond) Securities Risk Non-investment grade debt securities are speculative and involve

Weitz Funds - Short Duration Income Fund

WEITZINVESTMENTS.COM

a greater risk of default and price change than investment grade debt securities due to changes in the issuer’s creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in response to adverse economic changes or issuer developments.

•
Call Risk Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. This risk increases when market interest rates are declining, because issuers may find it desirable to refinance by issuing new securities at lower interest rates. If a security held by the Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called security, causing a decrease in the Fund’s income.

•
Debt Securities Liquidity Risk Debt securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market’s perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

•
Mortgage-Backed (and Other Asset-Backed) Securities Risk Mortgage-backed securities (and other asset-backed securities) are generally structured for the securities holders to receive periodic payments as the securities issuer receives payments of principal and/or interest on the mortgages (or loans) in an underlying asset pool. Sometimes these securities are issued in separate tranches, which can mean the securities holders of one tranche receive payment in full before the securities holders of another tranche receive payments. Also sometimes credit support is provided for these securities, which can mean the securities issuer, an affiliated party or a third party provides additional assets, or makes additional promises, with respect to payment to the securities holders. Risks to the securities holders can include (i) the underlying asset pool may not pay as expected (including, changes in interest rates may affect the prepayment experience of the pool, which may change the timing of payments on the securities), (ii) the securities issuer may have insufficient cash to make payment on the securities generally, or on certain tranches of securities in particular and (iii) the credit support may be insufficient to make payment on the securities.

•
Government-Sponsored Enterprises Risk The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury. Such entities may include, without limitation, the Federal Home Loan Banks (“FHLB”), Federal Farm Credit Banks (“FFCB”), Fannie Mae and Freddie Mac. Entities such as FHLB and FFCB, although chartered or sponsored by Congress, are not funded by Congressional appropriations and their debt and mortgage-backed securities are neither guaranteed nor insured by the U.S. Government. Fannie Mae and Freddie Mac were placed in conservatorship in 2008, so these entities are now supported by the U.S. Government, but no assurance can be given as to whether this support will continue.

•
Non-U.S. Securities Risk The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

•
Derivatives Risk Derivatives, such as options, futures contracts, and options on futures contracts, are investments whose value is derived from the value of an underlying instrument, such as a security, ETF, asset, reference rate or index. Derivative strategies may involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Futures transactions and their related options also involve brokerage costs and require the Fund to segregate liquid assets to cover its performance under such contracts. In addition, derivatives are also subject to liquidity risk, counterparty credit risk, interest rate risk, and market risk. The Fund’s overall performance could be adversely affected by entering into such contracts if Weitz Inc.’s judgment with respect to the investment proves incorrect.

Weitz Funds - Short Duration Income Fund

•	Failure to Meet Investment Objective There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Performance
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of a relevant broad-based securities market index. The Bloomberg Barclays 1-3 Year U.S. Aggregate Index, the Fund’s benchmark, is generally representative of the market for investment grade, U.S. dollar denominated, fixed-rate taxable bonds with maturities from one to three years. The Fund’s returns are also compared to the annual percentage change in the U.S. Consumer Price Index (“CPI”) plus 1%. CPI represents the rate of inflation of U.S. consumer prices as determined by the U.S. Department of Labor Statistics. All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and/ or reimbursements. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes. Effective December 16, 2016, the Fund revised its principal investment strategies. The Fund’s past performance in the bar chart and table for periods prior to December 16, 2016 reflect the Fund’s prior principal investment strategies and may not be indicative of future performance results. Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

The year-to-date return for the Fund’s Institutional Class for the six months ended June 30, 2018 was 0.18%.

Best and Worst Performing Quarters
(during the period shown above)
	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2009	4.12%
Worst Quarter	2nd Quarter 2013	-1.25%

Weitz Funds - Short Duration Income Fund

Average Annual Total Returns
(for periods ended December 31, 2017)
	1 Year	5 Year	10 Year
Institutional Class
Return Before Taxes	1.54%	1.53%	3.13%
Return After Taxes on
Distributions	0.63%	0.61%	2.16%
Return After Taxes on
Distributions and Sale of
Fund Shares	0.88%	0.76%	2.04%
Investor Class Return
Before Taxes(1)	1.34%	1.32%	2.99%
Comparative Indices (reflect no deduction for fees, expenses or taxes):
Bloomberg Barclays 1-3 Year
U.S. Aggregate Index	0.86%	0.86%	1.95%
CPI + 1%	3.13%	2.45%	2.63%

(1) Investor Class shares first became available for sale on August 1, 2011. For performance prior to that date, this table includes the actual performance of the Fund’s Institutional Class (and uses the actual expenses of the Fund’s Institutional Class, for such period of time), without any adjustments. For any such period of time, the performance of the Fund’s Investor Class would have been substantially similar to, yet lower than, the performance of the Fund’s Institutional Class, because the shares of both classes are invested in the same portfolio of securities, but Institutional Class shares would have had lower expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).
Fund Management
Investment Adviser
Weitz Investment Management, Inc. (“Weitz Inc.”) is the investment adviser for the Fund.
Portfolio Manager
Thomas D. Carney, CFA, and Nolan P. Anderson are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Carney joined Weitz Inc. in 1995, became a co-manager of the Fund in 1996, and was sole portfolio manager of the Fund from September 2000 through July 2017. Mr. Anderson joined Weitz Inc. as a research analyst in 2011, became a portfolio manager in 2014 and became a co-manager of the Fund on July 31, 2017.
Purchase and Sale of Fund Shares
For Investor Class shares, the minimum investment required to open an account in the Fund is $2,500. The subsequent minimum investment requirement is $25.
For Institutional Class shares, the minimum investment required to open an account in the Fund is $1,000,000. The subsequent minimum investment requirement is $25.
Investors may purchase, redeem or exchange Fund shares by written request, telephone, online, or through a financial intermediary on any day the New York Stock Exchange is open for business. You may conduct transactions by mail (Weitz Funds, c/o DST Asset Manager Solutions, Inc., 330 W 9th Street, 1st Floor, Kansas City, MO 64105), by telephone at 800-304-9745, or online at weitzinvestments.com. Purchases and redemptions by telephone are only permitted if you previously established this option on your account.
Tax Information
The Fund’s distributions may be taxable to you as ordinary income and/ or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed upon withdrawals made from those arrangements.

Weitz Funds - Short Duration Income Fund

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and/or its investment adviser may pay the intermediary a fee to compensate them for the services it provides, which may include performing sub-accounting services, delivering Fund documents to shareholders and providing information about the Fund. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WEFIX, WSHNX SumPro
3292018
Weitz Funds - Short Duration Income Fund